Consolidated Statement of Changes in Stockholder's Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 22,900	$ 973,092	$ 315,213	$ (45,559)	$ (1,726)	$ (1,479,688)	$ 39,194	$ (176,574)
Balance, shares at Dec. 31, 2022	229,000,001	2,124,058
Net loss						(1,673,877)	(13,024)	(1,686,901)
Foreign currency translation adjustments				1,410			(1,457)	(47)
Balance at Dec. 31, 2023	$ 22,900	$ 973,092	315,213	(44,149)	(1,726)	(3,153,565)	24,713	(1,863,522)
Balance, shares at Dec. 31, 2023	229,000,001	2,124,058
Net loss						(1,107,675)	(36,995)	(1,144,670)
Foreign currency translation adjustments				(47,354)			(144)	(47,498)
Balance at Dec. 31, 2024	$ 22,900	$ 973,092	$ 315,213	$ (91,503)	$ (1,726)	$ (4,261,240)	$ (12,426)	$ (3,055,690)
Balance, shares at Dec. 31, 2024	229,000,001	2,124,058